Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Basis Of Preparation Of Consolidated Financial Statements
Basis of preparation of the consolidated financial statements

2 Basis of preparation of the consolidated financial statements

2.1 Declaration of compliance

The consolidated financial statements (“financial statements”) have been prepared and are being presented in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

2.2 Basis of presentation

The financial statements were prepared under the historical cost basis, unless stated otherwise in the accounting policies. These financial statements have been prepared on a going concern basis.

The material accounting policies applied in the preparation of these financial statements were included in the respective notes and are consistent in the fiscal years presented.

The issuance of these financial statements was authorized by the Executive Board on March 28, 2025.

2.3  Basis of consolidation

The financial statements include the financial statements of Braskem S.A. and the following entities:

				Total and voting interest (%)
		Headquarter	Functional currency (i)	Dec/24	Dec/23	Dec/22

BM Insurance Company Limited ("BM Insurance")		Bermuda	US$	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	ARS	100	100	100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	US$	100	100	100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	MXN	100	100	100
Braskem Netherlands B.V. ("Braskem Netherlands")		Netherlands	US$	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	CLP	100	100	100
Oxygea Ventures Ltda. ("Oxygea")	(ii)	Brazil	R$	100	100	100
Cetrel	(iii)	Brazil	R$		63.7	63.7
Voqen Energia Ltda. ("Voqen")		Brazil	R$	100	100	100
Wise Plásticos Ltda ("Wise")		Brazil	R$	61.1	61.1
Special Purpose Entities
Fdo. Invest. Caixa Júpiter Multimercado Crédito Privado ("FIM Júpiter")		Brazil	R$	100	100	100
Fdo. Invest. Santander Netuno Multimercado Crédito Privado ("FIM Netuno")		Brazil	R$	100	100	100
Braskem Green S.A. ("Braskem Green")		Brazil	R$	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	US$	100	100	100
Braskem Europe GmbH ("Braskem Europe")		Germany	EUR	100	100	100
Braskem Idesa		Mexico	MXN	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	MXN	75	75	75
Braskem India Private Limited ("Braskem India")		India	INR	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	MXN	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	MXN	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Netherlands Finance”)		Netherlands	US$	100	100	100
Braskem Netherlands Green B.V. (“Braskem Netherlands Green”)		Netherlands	US$	100	100	100
Braskem Netherlands INC. B.V. ("Braskem Netherlands INC")		Netherlands	US$	100	100	100
Braskem Siam Company Limited (“Braskem Siam”)		Thailand	US$	51	51
Braskem Trading & Shipping B.V. ("BTS")	(iv)	Netherlands	US$	100	100	100
Distribuidora de Água Camaçari S.A. ("DAC")	(iii)	Brazil	R$		63.7	63.7
B&TC B.V. ("B&TC")		Netherlands	EUR	60	60	60
ER Plastics B.V. ("ER Plastics")		Netherlands	EUR	60	60	60
Terminal Química Puerto México ("Terminal Química")		Mexico	US$	37.5	37.5	37.5

(i)	The subsidiaries have the following functional currencies: Brazilian real (“R$”), American dollar (“US$”), Mexican peso (“MXN”), Chilean peso (“CLP”), Argentinean peso (“ARS”), Euro (“EUR”) and Indian rupee (“INR”).
(ii)	The name of Braskem Ventures Ltda. was changed to Oxygea Ventures Ltda.
(iii)	On September 30, 2024, the Company concluded the sale of Cetrel and DAC. The effects of this transaction were detailed on note 1.
(iv)	Company incorporated in September 2023 to provide service of maritime freight and the sale and purchase transactions of chemical and petrochemical products, including investments in special purpose vehicles.

(a) Subsidiaries

The Company controls an entity when it is exposed to, or entitled to, the variable returns originating from its involvement with the entity and has the capacity to affect such returns by exercising its power over the entity. The financial information of subsidiaries are included in these financial statements as from the date the Company obtains control until the date of the loss of control.

(b) Equity method investees

The Company’s investments in entities with accounting treatment using the equity method consist of their interests in associates and joint ventures.

Associates are those in which the Company, directly or indirectly, has significant influence, but not individual control or shared control, over the main financial and operating policies. To be classified as a joint venture, a contractual agreement must exist that gives the Company shared control of the entity and granting to the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.

Such investments are initially recognized at cost, which includes the expenses with the transaction costs. After initial recognition, the financial statements include the Company’s interest in the net profit or loss for the fiscal year profit or loss and other comprehensive (loss) income (“OCI”) of equity-accounted investees, in the investee until the date on which the significant influence or joint control ceases to exist.

(c) Conversion of functional currency to presentation currency

The assets and liabilities of foreign operations are translated into Brazilian real at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Brazilian reais at the average monthly exchange rates. Foreign currency differences from translation to presentation currency are recognized in other comprehensive (loss) income.

(d) Transactions eliminated in consolidation

Intragroup balances and transactions and any unrealized revenues or expenses arising from intragroup transactions, are eliminated. Unrealized gains originating from transactions with investees recorded using the equity method are eliminated against the investment proportionately to the Company’s interest in the investee.

Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment loss.

2.4 Functional currency

These financial statements are presented in Brazilian real, which is the functional currency of the Company. All amounts have been rounded to the nearest million, unless otherwise stated.

2.5 New standards

(a) New standards adopted in the current fiscal year

The following changes of accounting standards became effective on January 1, 2024:

(a.1) Supplier finance arrangements (amendments to IFRS 7 and IAS 7)

The Company has agreements with financial institutions, and these agreements provide advance payments to the Company's suppliers which choose to participate in the agreements. The Company did not identify any impact on the presentation of balances, but the new disclosure requirements are detailed in note 14.

(a.2) Other amendments

Other amendments to IFRS that were mandatory for accounting periods starting on or after January 1, 2024 and did not have any material impact on the disclosures or amounts presented in these financial statements are presented below:

- Classification of liabilities as current or non-current (amendments to IAS 1).

- Non-current liabilities with covenants (amendments to IAS 1).

- Lease liabilities in a sale and leaseback transaction (amendments to IFRS 16).

(b) New standards not yet effective

The amended standards that have been issued but are not yet effective as of the reporting date are described below:

- Lack of exchangeability (amendments to IAS 21) – Effective January 1, 2025.

- Classification and measurement of financial instruments (amendments to IFRS 7 and IFRS 9) – Effective January 1, 2026.

- Contracts referencing nature-dependent electricity (amendments to IFRS 7 and IFRS 9) – Effective January 1, 2026.

- Presentation and disclosure of financial statements (New standard - IFRS 18) – Effective January 1, 2027.

- Subsidiaries without Public Accountability (New standard – IFRS 19) - Effective January 1, 2027.

The Company plans to adopt these new and amended standards, when they become effective and are required. Of the future requirements, Management expects material changes in the adoption of IFRS 18 – Presentation and disclosure of financial statements, with the main changes being:

•	Changes in the form and content of presentation of the statement of profit or loss for the year, involving the segregation of income and expenses into operational, investing and financing categories, along with the disclosure of required subtotals.
•	Changes in the statement of cash flows – due to the issuance of IFRS 18 – Presentation and disclosure of financial statements, IAS 7 – Statement of cash flows was amended so that interest paid and interest and dividends received are classified in the cash flow statement as financing and investing activities, respectively, provided that the main operating activities of the Company are not investing in assets or providing financing to clients. The Company anticipates changes in the current classification of interest paid in the cash flow statement from operating activities to financing activities, as well as in the interest received on financial investments currently classified as operating activities to be classified as investing activities.
•	Additional disclosures in the notes regarding performance measures presented by management.